Segment information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 21 – Segment information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results of consumer products, trading and electronic vehicles separately. The Company has determined that it has three operating segments as defined by ASC 280, “Segment Reporting”: consumer products, electronic vehicles, and trading. Consumer products segment manufactures and sells Charcoal Doctor branded products and BBQ charcoal in China. Trading segment conducts rubber and other trading businesses. Electronic Vehicle segment (“EV”) was acquired in July 2017 (Note 4).

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the years ended December 31, 2017 and 2016, respectively.

	Consumer product			Trading			EV	Total
	2017	2016	2015	2017	2016	2015	2017	2017	2016	2015
Revenue from external customers	$32,675,933	$39,978,902	$43,235,065	$1,829,475	$553,693	$3,579,471	$8,578,988	$43,084,397	$40,532,595	$46,814,536
Revenue from inter segment	(2,736,204)	576,302	736,527	(24,550)	12,345	11,988	-	(2,760,754)	588,647	748,515
Cost of revenue	24,357,432	27,450,566	28,618,875	1,412,061	25,504	3,463,818	6,636,402	32,405,887	27,476,070	32,082,693
Gross profit	8,318,510	12,528,336	14,616,190	417,414	528,189	115,653	1,942,586	10,678,510	13,056,525	14,731,843
Interest Expenses	290,797	341,697	324,643	124,586	128,959	85,828	136,161	551,545	470,656	410,471
Depreciation & amortization	506,027	522,770	239,170	25,345	51,141	72,715	299,075	814,942	573,911	311,885
Capital expenditure	74,202	10,819	242,552	-	-	-	8,061	82,263	10,819	242,552
Segment assets	83,024,439	92,878,334	84,205,232	5,988,364	1,424,333	2,071,215	49,474,923	138,487,726	94,302,667	86,276,447
Segment profit	$5,293,269	$7,070,925	$6,302,893	$203,157	$(149,755)	$734,126	$(2,513,613)	$2,982,813	$6,921,170	$7,037,019

All of the Company's long-lived assets are located in the PRC.   Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Years ended December 31,
	2017	2016	2015
Revenue from China	$43,084,397	$39,976,470	$46,114,044
Revenue directly from foreign countries	-	556,125	700,492
Total Revenue	$43,084,397	$40,532,595	$46,814,536